Fair Value Of Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	$ 26,890,000	$ 72,048,000
ACL for loans individually evaulated for impairment	0	3,755,000
OREO	8,047,000	11,321,000
Estimated fair value of non-certificate deposits	1,978,399,000	1,870,881,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	0	0
OREO	0	0
Estimated fair value of non-certificate deposits	1,978,399,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	0	0
OREO	0	0
Estimated fair value of certificates of deposit	$ 2,630,000,000